Staff costs	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Staff costs
14	Staff costs

	2017	2016	2015
	RMB million	RMB million	RMB million
Salaries, wages and welfare	21,400	18,774	16,636
Defined contribution retirement scheme	2,114	1,886	1,726
Other retirement welfare subsidy	194	183	177
Early retirement benefits (Note 45)	1	3	3

	23,709	20,846	18,542

Staff costs relating to flight operation and maintenance are also included in the respective total amounts disclosed separately in Note 8 and Note 9 above.

Staff costs arising from the SARs, which have all been expired in 2015 (Note 51(c)), were included in “salaries, wages and welfare” above.